Investments	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Investments
INVESTMENTS

The aggregate carrying and approximate market values of securities follow (in thousands).  Fair values are based on quoted market prices, where available.  If quoted market prices are not available, fair values are based on quoted market prices of comparable financial instruments.

	December 31, 2016				December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
U.S. Treasuries and U.S.
government agencies	$3	$—	$—	$3	$5	$—	$—	$5
Obligations of states and
political subdivisions	83,248	594	1,474	82,368	49,725	979	7	50,697
Mortgage-backed securities:
U.S. government agencies	335,867	1,507	6,560	330,814	287,933	2,285	2,021	288,197
Private label	941	1	—	942	1,222	9	—	1,231
Trust preferred
securities	6,052	1,164	554	6,662	6,550	463	1,155	5,858
Corporate securities	23,925	127	478	23,574	18,793	221	321	18,693
Total Debt Securities	450,036	3,393	9,066	444,363	364,228	3,957	3,504	364,681
Marketable equity securities	2,136	2,095	—	4,231	2,131	1,142	—	3,273
Investment funds	1,525	—	36	1,489	1,525	—	13	1,512
Total Securities
Available-for-Sale	$453,697	$5,488	$9,102	$450,083	$367,884	$5,099	$3,517	$369,466

	December 31, 2016				December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities held-to-maturity
U.S. government agencies	$71,169	$1,346	$70	$72,445	$84,937	$1,949	$76	$86,810
Trust preferred securities	4,000	—	—	4,000	4,000	—	—	4,000
Total Securities
Held-to-Maturity	$75,169	$1,346	$70	$76,445	$88,937	$1,949	$76	$90,810

Other investment securities:
Non-marketable equity securities	$14,352	$—	$—	$14,352	$12,915	$—	$—	$12,915
Total Other Investment
Securities	$14,352	$—	$—	$14,352	$12,915	$—	$—	$12,915

Marketable equity securities consist of investments made by the Company in equity positions of various community banks. Included within this portfolio are ownership positions in the following community bank holding companies: First National Corporation (FXNC) (4%) and Eagle Financial Services, Inc. (EFSI) (1.5%). Securities with limited marketability, such as stock in the Federal Reserve Bank ("FRB") or the Federal Home Loan Bank ("FHLB"), are carried at cost and are reported as non-marketable equity securities in the table above.

At December 31, 2016 and 2015, there were no securities of any non-governmental issuer whose aggregate carrying value or estimated fair value exceeded 10% of shareholders' equity.

Certain investment securities owned by the Company were in an unrealized loss position (i.e., amortized cost basis exceeded the estimated fair value of the securities) as of December 31, 2016 and 2015.  The following table shows the gross unrealized losses and fair value of the Company’s investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2016
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$35,108	$1,474	$—	$—	$35,108	$1,474
Mortgage-backed securities:
U.S. Government agencies	225,530	6,099	8,527	461	234,057	6,560
Trust preferred securities	—	—	4,971	554	4,971	554
Corporate securities	14,306	478	—	—	14,306	478
Investment funds	1,500	36	—	—	1,500	36
Total	$276,444	$8,087	$13,498	$1,015	$289,942	$9,102

	December 31, 2015
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$2,406	$5	$128	$2	$2,534	$7
Mortgage-backed securities:
U.S. Government agencies	129,612	688	34,044	1,333	163,656	2,021
Trust preferred securities	—	—	4,769	1,155	4,769	1,155
Corporate securities	10,856	174	2,231	147	13,087	321
Investment funds	—	—	1,488	13	1,488	13
Total	$142,874	$867	$42,660	$2,650	$185,534	$3,517

During the year ended December 31, 2016 the Company had $0.5 million in credit-related net investment impairment losses. During the years ended December 31, 2015 and 2014 the Company recorded no credit-related net investment impairment losses. The charges deemed to be other-than-temporary were related to pooled bank trust preferred securities and were based on the Company’s quarterly reviews of its investment securities for indications of losses considered to be other-than-temporary. At December 31, 2016, the cumulative amount of credit-related investment impairment losses that have been recognized by the Company on investments that remain in the Company's investment portfolio as of that date was $10.2 million ($8.6 million related to the Company's debt securities and $1.6 million related to the Company's equity securities).

Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other-than-temporary would be reflected in earnings as realized losses.  In estimating other-than-temporary impairment losses, management considers, among other things (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition, capital strength, and near-term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent to sell the investment security and if it’s more likely than not that the Company will not have to sell the security before recovery of its cost basis.  In addition, management also employs a continuous monitoring process in regards to its marketable equity securities, specifically its portfolio of regional community bank holdings.  Although the regional community bank stocks that are owned by the Company are publicly traded, the trading activity for these stocks is minimal, with trading volumes of less than 0.3% of each respective company being traded on a daily basis.  As part of management’s review process for these securities, management reviews the financial condition of each respective regional community bank for any indications of financial weakness.

Management has the ability and intent to hold the securities classified as held-to-maturity until they mature, at which time the Company expects to receive full value for the securities.  Furthermore, as of December 31, 2016, management does not intend to sell an impaired security and it is not more than likely that it will be required to sell the security before the recovery of its amortized cost basis.  The unrealized losses on debt securities are primarily the result of interest rate changes, credit spread fluctuations on agency-issued mortgage related securities, general financial market uncertainty and unprecedented market volatility.  These conditions will not prohibit the Company from receiving its contractual principal and interest payments on its debt securities.  The fair value is expected to recover as the securities approach their maturity date or repricing date.   As of December 31, 2016, management believes the unrealized losses detailed in the table above are temporary and no additional impairment loss has been recognized in the Company’s consolidated income statement.  Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss will be recognized in net income in the period the other-than-temporary impairment is identified, while any noncredit loss will be recognized in other comprehensive income.

The amortized cost and estimated fair value of debt securities at December 31, 2016, by contractual maturity, are shown in the following table (in thousands).  Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.  Mortgage-backed securities have been allocated to their respective maturity groupings based on their contractual maturity.

	Cost	Estimated Fair Value
Securities Available-for-Sale
Due in one year or less	$2,287	$2,211
Due after one year through five years	25,632	17,632
Due after five years through ten years	64,842	71,162
Due after ten years	357,275	353,358
	$450,036	$444,363
Securities Held-to-Maturity
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	75,169	76,445
	$75,169	$76,445

Gross gains and gross losses realized by the Company from investment security transactions are summarized in the table below (in thousands):

	For the year ended December 31,
	2016	2015	2014

Gross realized gains	$3,978	$2,142	$1,256
Gross realized losses	(465)	(12)	(100)
Investment security gains (losses)	$3,513	$2,130	$1,156

The carrying value of securities pledged to secure public deposits and for other purposes as required or permitted by law approximated $337 million and $291 million at December 31, 2016 and 2015, respectively.